Cost of Sales - Schedule of Cost of Sales (Details) - USD ($)		3 Months Ended		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Sales [Abstract]
Inventories at beginning		$ (5,577,551)	$ (390,293)	$ (6,279,519)	$ (465,748)
Purchases		(1,619,353)	(126,095)	(1,855,052)	(1,223,344)
Production costs
Payroll and professional fees		(163,961)	(25,535)	(301,546)	(228,347)
Maintenance, energy and fuel related to fixed assets		(107,772)	(16,773)	(261,408)	(118,408)
Amortization and depreciation		(40,013)	(9,507)	(78,166)	(46,085)
Other production costs		(150,301)	6,701	(232,633)	(119,927)
Sub-total production costs		(462,047)	(45,114)	(873,753)	(512,767)
Foreign currency translation		(503,155)	39,880	(696,011)	160,595
Sub-total		(8,162,106)	(521,622)	(9,704,335)	(2,041,264)
Inventories as of the end		4,844,773	501,582	4,844,773	501,582
Cost of sales	[1]	$ (3,317,333)	$ (20,040)	$ (4,859,562)	$ (1,539,682)

[1]	Includes impact of IAS 29 for $130,331 increase in costs of sales and $603,688 decrease in cost of sales for the six months period ended on December 31, 2024, and 2023, respectively. For the three month period ended December 31, 2024 and 2023 includes impact of IAS 29 for $1,075,731 increase in cost of sales and $739,861 decrease in cost of sales.